Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Income
Government grant	$ 8,642	$ 11,113	$ 132,509	$ 80,310
Miscellaneous Revenue	32,211	41,420	27,769	181,106
Exchange (loss)				(48,492)
Unrealized gain				25,117
Others	1,949	2,506	16,262	27,167
Other income	$ 42,802	$ 55,039	$ 176,540	$ 265,208